Employee benefit obligations - Defined benefit pension schemes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss before finance costs	$ (10)	$ (13)	$ (12)
Finance expenses (note 6)	(5)	(3)	(3)
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	(19)	(16)	(15)
Cost of sales
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(8)	(11)	(13)
Past service credit/(charge)			4
Exceptional past service charge	(4)
SGA
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ (2)	$ (2)	$ (3)